Share-Based Compensation - Restricted Shares (Details) - Restricted shares - 2014 Plan	12 Months Ended
Dec. 31, 2023 ¥ / shares shares
Share-Based Compensation
Number of Shares | shares	242,844
Forfeited | shares	(30,900)
Number of Shares | shares	211,944
Weighted Average Grant-date Fair Value
Unvested, at beginning of year | ¥ / shares	¥ 3.28
Forfeited | ¥ / shares	2.23
Unvested, at end of year | ¥ / shares	¥ 3.53